U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR


                  Investment Company Act File Number 811-03054



                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)


               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900



                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101


                             Date of Fiscal Year End
                                  June 30, 2004

                            Date of Reporting Period
                                  June 30, 2004

Item 1.  Report to Stockholders.



--------------------------------------------------------------------------------










                               Investment Adviser
                     MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                          THE HUNTINGTON NATIONAL BANK
                         Easton Business Service Center
                              7 Easton Oval EA4E72
                              Columbus, Ohio 43219

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                          431 North Pennsylvania Street
                          Indianapolis, Indiana 46204







--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                [MATTERHORN LOGO]

                                      THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT

























--------------------------------------------------------------------------------
                               For the Year Ended
                                 June 30, 2004

                               [MATTERHORN LOGO]

                                      THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.





The Matterhorn Growth Fund, Inc.




Dear Shareholder,

The last six months of 2003 saw very solid advances in the equity market and those advances continued into 2004. However, as we moved further into 2004 various uncertainties began to impact the market and gains became increasingly difficult. In fact, in spite of a good start to the year, the first six months of 2004 saw only a 3.4% gain in the S&P 500.

We have commented in past shareholder letters that the recovery and the sustainability of the recovery was a key ingredient to the market's continued advance. Nothing in the first six months of 2004 dissuaded us from our belief that the recovery is intact and sustainable. It has slowed from the very rapid pace of 2003, but that is only to be expected as those rates were clearly unsustainable and represented the initial snap back from the depressed levels of the recession.

We also commented in our last shareholder letter that with an economic expansion at hand, valuation became the central factor in capturing gains. To that point, as we alluded to above, uncertainties have begun to emerge in 2004, and these uncertainties are critical to the valuation of corporate profits. Oil, interest rates, Iraq, and the Presidential election have all become factors that weigh on this valuation process. The first two are more economic in nature, while the latter two uncertainties speak to the ongoing geo-political risk. Oil above 40 dollars per barrel is much higher than had been previously estimated, and in the eyes of some observers threatens to go even higher. If this is so, this event will clearly will have an impact on the consumers' wallet and therefore their spending. Interest rates, while still low, appear to have bottomed as the Federal Reserve instituted its first increase in the Federal Funds rate. The unsettled situation in Iraq, the threat of further terrorists attacks, while unpredictable, serve to raise the "risk premium" attached to equities. And finally a potential change in the administration this fall further heightens risks, particularly for certain industries.

We do not believe any of the above will derail the economic expansion. While high oil prices may damper consumer spending, given the now recovering jobs picture, its impact should not be significant. Interest rates may have seen their lows, but the rise from here should not be so excessive as to choke off expansion. Inflation remains under control, and to the extent any of these uncertainties temper somewhat the rate of economic expansion, that will only serve to continue to keep inflation at bay. And, as previously noted, geo-political uncertainties do not have as direct an impact on corporate profits, but only serve to raise the "risk premium" on stocks, e.g. lower the valuation level of these profits.

With growth in corporate profits and an economic expansion still at hand, we will continue to search for companies and industries where valuations are cheap. As was the case during the last six months of 2003, we have again thus far in 2004 been active on both the buy and sell side. The level of our purchase activity continues to equal our level of sales as our bias is still to be invested, albeit with a keen attention to valuation. Our activity also continues to be across various industries and companies as opportunities on both the buy and sell side seem to be widespread.

Sincerely yours,




/S/ GREGORY A. CHURCH
---------------------
Gregory A. Church
Portfolio Manager

                        THE MATTERHORN GROWTH FUND, INC.
                        Value of $10,000 vs S&P 500 Index









                         Annual Average Total Return
                         Period Ended June 30, 2004

               1 Year.............................13.20%
               5 Year.............................(6.66%)
               10 Year............................ 3.48%
               Since Inception.................... 7.12%



                   --------------------------------------
                                    Total
                     Date           Value        S&P 500
                   --------------------------------------

                   27-Sep-88       10000.00      10000.00
                   30-Jun-89       12279.41      11853.43
                   30-Jun-90       13799.02      13346.01
                   30-Jun-91       14215.69      13835.83
                   30-Jun-92       15441.18      15214.34
                   30-Jun-93       19901.61      16791.53
                   30-Jun-94       21016.54      16561.17
                   30-Jun-95       25085.45      20306.79
                   30-Jun-96       27996.13      24999.25
                   30-Jun-97       30977.27      32995.60
                   30-Jun-98       34501.96      42266.46
                   30-Jun-99       41783.02      51170.58
                   30-Jun-00       40705.41      44789.77
                   30-Jun-01       31795.00      38147.45
                   30-Jun-02       22854.24      31284.72
                   30-Jun-03       26140.37      51119.85
                   30-Jun-04       29595.50      60887.86













Past performance is not predictive of future performance.


-----------
 * The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
   The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends.


                        THE MATTERHORN GROWTH FUND, INC.


SCHEDULE OF INVESTMENTS at June 30, 2004

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 94.6%
AEROSPACE/DEFENSE: 10.6
     4,500       Lockheed Martin Corp.                                $  234,360
     7,000       Raytheon Co.                                            250,390
                                                                      ----------
                                                                         484,750
                                                                      ----------
BANKING: 3.2%
     4,000       BB&T Corp.                                              147,880
                                                                      ----------
CHEMICALS: 9.4%
     4,000       Dow Chemical Co. (The)                                  162,800
     6,000       E.I. Du Pont De Nemours & Co. (DuPont)                  266,520
                                                                      ----------
                                                                         429,320
                                                                      ----------
COMPUTERS: 9.9%
     4,000       Computer Sciences Corp.*                                185,720
    12,500       Hewlett-Packard Co.                                     263,750
                                                                      ----------
                                                                         449,470
                                                                      ----------
DRUGS & PHARMACEUTICALS: 1.9%
     2,500       Pfizer, Inc.                                             85,700
                                                                      ----------
ELECTRIC EQUIPMENT: 2.1%
     3,000       General Electric Co.                                     97,200
                                                                      ----------
ELECTRONIC COMPONENTS: 3.2%
     6,000       Texas Instruments, Inc.                                 145,080
                                                                      ----------
INSURANCE - MULTILINE: 10.7%
     4,000       American International Group, Inc.                      285,120
     3,000       Chubb Corp.                                             204,540
                                                                      ----------
                                                                         489,660
                                                                      ----------
MEDIA/ENTERTAINMENT: 11.6%
    12,348       DirecTV Group (The), Inc.*                              211,151
     5,000       Disney (Walt) Co.                                       127,450
    11,000       Time Warner, Inc.*                                      193,380
                                                                      ----------
                                                                         531,981
                                                                      ----------


SHARES                                                                   VALUE
--------------------------------------------------------------------------------
METALS & MINING: 2.2%
     3,000       Alcoa, Inc.                                          $   99,090
                                                                      ----------
OIL & GAS: 10.8%
     4,000       Anadarko Petroleum Corp.                                234,400
     5,000       Royal Dutch Petroleum Co. ADR                           258,350
                                                                      ----------
                                                                         492,750
                                                                      ----------
OIL SERVICES: 3.3%
     4,000       Baker Hughes, Inc.                                      150,600
                                                                      ----------
PRINTING & PUBLISHING: 3.0%
     3,000       Tribune Co.                                             136,620
                                                                      ----------
RAILROADS: 5.2%
     4,000       Union Pacific Corp.                                     237,800
                                                                      ----------
SEMICONDUCTOR: 1.7%
    10,000       LSI Logic Corp.*                                         76,200
                                                                      ----------
TELECOMMUNICATIONS: 0.8%
    10,000       Qwest Communications International, Inc.*                35,900
                                                                      ----------
TELECOMMUNICATIONS - EQUIPMENT: 2.9%
    10,000       Corning, Inc.*                                          130,600
                                                                      ----------
TELECOMMUNICATIONS - SERVICES: 2.1%
     4,000       SBC Communications, Inc.                                 97,000
                                                                      ----------
TOTAL INVESTMENTS IN COMMON STOCKS
  (cost $4,290,427): 94.6%                                             4,317,601
Other Assets less Liabilities: 5.4%                                      245,382
                                                                      ----------
NET ASSETS: 100.0%                                                    $4,562,983
                                                                      ==========
-------
* Non-income producing security.
ADR - American Depositary Receipt.



See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES at June 30, 2004


ASSETS
  Investments in securities, at value (cost $4,290,427) .......     $ 4,317,601
  Cash ........................................................         255,767
  Due from Adviser ............................................           5,042
  Receivables:
    Dividends .................................................           5,310
  Prepaid expenses ............................................           9,234
                                                                    -----------
  Total assets ................................................       4,592,954
                                                                    -----------

LIABILITIES
  Payables:
  Fund shares purchased .......................................           5,197
  Accrued expenses ............................................          24,774
                                                                    -----------
    Total liabilities .........................................          29,971
                                                                    -----------

NET ASSETS ....................................................     $ 4,562,983
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($4,562,983/985,228 shares outstanding; 100,000,000
  shares authorized, par value $.001) .........................     $      4.63
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital .............................................       5,322,289
  Accumulated net realized loss on investments ................        (786,480)
  Net unrealized appreciation on investments ..................          27,174
                                                                    -----------
    Net assets ................................................     $ 4,562,983
                                                                    ===========










See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.


STATEMENT OF OPERATIONS For the Year Ended June 30, 2004


INVESTMENT INCOME
  Income
    Dividends ....................................................    $  63,106
                                                                      ---------

  Expenses
    Advisory fees (Note 3) .......................................       45,367
    Transfer agent fees ..........................................       34,724
    Administration fees ..........................................       22,560
    Fund accounting fees .........................................       19,141
    Distribution fees (Note 3) ...................................       11,342
    Legal fees ...................................................        9,478
    Insurance expense ............................................        9,106
    Reports to shareholders ......................................        7,895
    Audit fees ...................................................        7,529
    Custody fees .................................................        4,781
    Registration expense .........................................        4,510
    Directors fees ...............................................        3,466
    Miscellaneous ................................................        6,439
                                                                      ---------
    Total expenses before fee waivers and custodian credits ......      186,338
    Fees waived (Note 3) .........................................      (38,490)
    Fees reduced by custodian credits ............................       (2,233)
                                                                      ---------
      Total expenses after fee waivers and custodian credits .....      145,615
                                                                      ---------
        NET INVESTMENT LOSS ......................................      (82,509)
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments ...............................      116,225
  Net change in unrealized depreciation
    on investments ...............................................      528,281
                                                                      ---------
    Net realized and unrealized gain on investments ..............      644,506
                                                                       ---------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .................................    $ 561,997
                                                                      =========



See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR  ENDED     YEAR ENDED
                                                    JUNE 30, 2004  JUNE 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

  Net investment loss ............................   $   (82,509)   $  (107,911)
  Net realized gain (loss) on investments ........       116,225       (663,422)
  Net change in unrealized depreciation
    on investments ...............................       528,281        471,704
                                                     -----------    -----------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ....................       561,997       (299,629)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived
    from net change in outstanding shares (a) ....      (391,100)      (387,921)
                                                     -----------    -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ....       170,897       (687,550)
NET ASSETS
  Beginning of year ..............................     4,392,086      5,079,636
                                                     -----------    -----------
  End of year ....................................   $ 4,562,983    $ 4,392,086
                                                     ===========    ===========



(a) A summary of capital share transactions is as follows:

                                       YEAR ENDED               YEAR ENDED
                                     JUNE 30, 2004            JUNE 30, 2003
                                 ---------------------    ----------------------
                                   Shares       Value       Shares       Value
                                   ------       -----       ------       -----
Shares sold .................      32,281    $ 141,330       48,414    $ 179,663
Shares issued in reinvestment
  of distributions ..........        --           --           --           --
Shares redeemed .............    (120,324)    (532,430)    (149,485)    (567,584)
                                 --------    ---------     --------    ---------
Net decrease ................     (88,043)   $(391,100)    (101,071)   $(387,921)
                                 ========    =========     ========    =========





See accompanying Notes to Financial Statements.


                        THE MATTERHORN GROWTH FUND, INC.


FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                YEAR ENDED JUNE 30,
                                      --------------------------------------------------------------------
                                         2004          2003            2002          2001          2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year    $    4.09     $    4.33     $     6.37     $     8.70     $     7.70
                                      ---------     ---------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...............       (0.08)        (0.10)         (0.14)         (0.15)         (0.17)
Net realized and unrealized gain
  (loss) on investments ...........        0.62         (0.14)         (1.57)         (1.70)          1.50
                                      ---------     ---------     ----------     ----------     ----------
Total from investment operations ..        0.54         (0.24)         (1.71)         (1.85)          1.33
                                      ---------     ---------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
From net realized gain ............     --            --               (0.33)         (0.48)         (0.33)
                                      ---------     ---------     ----------     ----------     ----------
Net asset value, end of year ......   $    4.63     $    4.09     $     4.33     $     6.37     $     8.70
                                      =========     =========     ==========     ==========     ==========
Total return ......................       13.20%        (5.54)%       (28.12)%       (21.89)%        17.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)    $     4.6     $     4.4     $      5.1     $      7.5     $      9.7
RATIO TO AVERAGE NET ASSETS:
Expenses (excluding interest)
  (before fee waiver
  and custodian credits) ..........        4.11%         5.81%          3.97%          3.48%          3.22%
Expenses (excluding interest)
  (after fee waiver
  and custodian credits) ..........        3.21%         4.50%          3.97%          3.48%          3.22%
Net investment loss (before
  fee waiver and custodian credits)       (2.72)%       (3.93)%        (2.42)%        (2.03)%        (2.01)%
Net investment loss (after
  fee waiver and custodian credits)       (1.82)%       (2.62)%        (2.42)%        (2.03)%        (2.01)%
Portfolio turnover rate ...........       65.16%        28.41%        141.27%        122.47%        101.94%




See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.


NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

         The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

               It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

         C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

               As of June 30, 2004, the Fund realized capital losses of $5,581 during the period November 1, 2003 through June 30, 2004, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2005.

               At June 30, 2004, the Fund has a capital loss carryforward of $746,528 which expires in 2011, available to offset future gains, if any.

                        THE MATTERHORN GROWTH FUND, INC.

         D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

         E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

         F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2004, the Fund decreased paid-in capital by $82,509 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by this change.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the year ended June 30, 2004 totaled $45,367.

               The Fund is responsible for its own operating expenses. The Adviser has voluntarily waived a portion its advisory fees for the year ended June 30, 2004. Any fee voluntarily reduced by the Adviser shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver relates. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended June 30, 2004, the adviser waived $30,573 of its advisory fees. As of June 30, 2004, the cumulative advisory fees waived is $82,133, of which $51,560 may be recouped by June 30, 2006 and $30,573 may be recouped by June 30, 2007.

         B. DISTRIBUTION AGREEMENTS. Bainbridge Securities ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the year ended June 30, 2004, Bainbridge received as commissions, $10,798, from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

                        THE MATTERHORN GROWTH FUND, INC.

         C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered.

               Bainbridge has voluntarily waived $7,917 of the distribution fees for the year ended June 30, 2004.

         D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Beekman Place Financial (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

         E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor.

               Custodian fees have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Fund could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the year ended June 30, 2004 are shown separately in the Statement of Operations.


 NOTE 4 - INVESTMENT TRANSACTIONS

         The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended June 30, 2004 were $2,655,863 and $2,698,470 respectively.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         As of June 30, 2004 the components of distributable earnings/(deficit) on a tax basis were as follows:

     Cost of investments for tax purposes                     $ 4,324,798
                                                              ===========
     Gross tax unrealized appreciation                            387,338
     Gross tax unrealized depreciation                           (394,535)
                                                              -----------
     Net tax unrealized depreciation on investments                (7,197)
     Capital loss carryforward                                   (746,528)
     Post-October loss                                             (5,581)
                                                              -----------
                                                              $  (759,306)
                                                              ===========

The difference between the book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

                        THE MATTERHORN GROWTH FUND, INC.

NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED)

                                                                 NUMBER OF
                                                                 PORTFOLIOS
                                                                 IN FUND
                                              PRINCIPAL          COMPLEX
                                              OCCUPATION(S)      OVERSEEN      OTHER
NAME, ADDRESS        POSITION(S)    YEAR      DURING THE         BY         DIRECTORSHIPS
AND AGE              HELD          ELECTED(1) PAST 5 YEARS       DIRECTOR      HELD
-----------------------------------------------------------------------------------------
"NON-INTERESTED" DIRECTORS

Kevin M. Covert        Director    1995     Assistant General       One
301 Oxford                                  Counsel-Employee
Valley Road                                 Benefits, Honeywell
Suite 802B                                  International Inc.
Yardly, PA 19067                            since November
(45)                                        1998 to Present;
                                            Partner, Kulzer &
                                            DiPadova, P.A. (law
                                            firm) from 1984 to
                                            November 1998.

Gerald Printz          Director    1995     President               One
301 Oxford                                  AMSADOR, Ltd.
Valley Road                                 (computer security
Suite 802B                                  and disaster
Yardly, PA 19067                            recovery planning
(47)                                        consultant), since
                                            1995.

Richard E.             Director    1999     Chief Executive         One
Pfeiffer, Jr.                               officer of REPTEX,
301 Oxford                                  Inc., owner/operator
Valley Road                                 of multiple automo-
Suite 802B                                  bile repair facilities
Yardly, PA 19067                            since 1977;
(47)                                        President of C.O.P.
                                            Enterprise (real estate apartment
                                            rental business) since 1998.



                                                                              13




                        THE MATTERHORN GROWTH FUND, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)


NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

                                                                 NUMBER OF
                                                                 PORTFOLIOS
                                                                 IN FUND
                                              PRINCIPAL          COMPLEX
                                              OCCUPATION(S)      OVERSEEN      OTHER
NAME, ADDRESS        POSITION(S)    YEAR      DURING THE         BY         DIRECTORSHIPS
AND AGE              HELD          ELECTED(1) PAST 5 YEARS       DIRECTOR      HELD
-----------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS AND OTHER OFFICERS(2)

Gregory A.            President,   1995     President, Church       One
Church                Secretary,            Capital Management,
301 Oxford            Treasurer             Inc. (formerly
Valley Road           and Director          Church Capital
Suite 802B                                  Management, Inc.
Yardly, PA 19067                            and G.A. Church &
(47)                                        Company)
                                            (registered
                                            investment
                                            advisers)
                                            since June 1987;
                                            Chairman,
                                            Bainbridge
                                            Securities Inc.
                                            (registered broker-
                                            dealer) since
                                            October 1994.


-------------
(1) Directors and officers of the Fund serve until their resignation, removal or retirement.
(2) "Interested persons" within the meaning as defined in the 1940 Act.


                        THE MATTERHORN GROWTH FUND, INC.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
THE MATTERHORN GROWTH FUND, INC.

         We have audited the accompanying statement of assets and liabilities of The Matterhorn Growth Fund, Inc. (the "Fund"), including the schedule of investments as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Matterhorn Growth Fund, Inc. as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JULY 23, 2004

                            NEED ITEMS 2 THROUGH 10

                          SEE FORM SENT TO YOU EARLIER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Matterhorn Growth Fund, Inc.

By: /S/ GREGORY A. CHURCH
    ----------------------------
    Gregory A. Church, President

Date: September 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JEROME A. WALTHER
    ---------------------
    Jerome A. Walther, Assistant Secretary

Date: September 21, 2004

ITEM 2.  CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant adopted the Code of Ethics as of January 2, 2004. The registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee, consisting entirely of independent directors within meaning of the securities laws, determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient expertise to adequately perform its duties without the addition of a qualified expert.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and other fees by the principal accountant.


                                  FYE 6/30/2003                FYE 6/30/2004

Audit Fees                          $8,500.00                    $6,500.00

Audit-Related Fees                      N/A                         N/A

Tax Fees                            $1,500.00                    $1,500.00

All Other Fees                          N/A                         N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time, permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's distributor for the last two years. The audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's distributor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


NON-AUDIT RELATED FEES              FYE 6/30/2004             FYE 6/30/2003

Registrant                              N/A                        N/A

Registrant's Distributor                N/A                        N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15 (b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a) (1) Any Code of Ethics for Principal Executive and Senior Financial Officers - Filed herewith.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith.

          (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Files herewith.

SIGNATURES.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Matterhorn Growth Fund, Inc.

By (signature and Title)           /s/ GREGORY A. CHURCH
                                   ----------------------
                                       Gregory A. Church, President

Date September 21, 2004

         Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (signature and title)       /s/ Gregory A. Church
                               ----------------------
                                   Gregory A. Church, President and Treasurer
Date September 21, 2004